Scope of Consolidation - Summary of Subsidiaries Entering/Exiting/ Merged into the Scope of Consolidation (Detail)	12 Months Ended
Dec. 31, 2018
OLIVETTI ESPANA S.A. [member]
Disclosure Of Investments In Consolidated Subsidiaries [line items]
Company	OLIVETTI ESPAÑA S.A.
Subsidiaries continuing operations	Liquidated
Business Unit	Other Operations
Exit Month	2018-12
TI SPARKLE MED S.p.A. [member]
Disclosure Of Investments In Consolidated Subsidiaries [line items]
Company	TI SPARKLE MED S.p.A.
Subsidiaries continuing operations	Merged into TI Sparkle S.p.A.
Business Unit	Domestic
Merger Month	2018-04
TIM CELULAR SA [member]
Disclosure Of Investments In Consolidated Subsidiaries [line items]
Company	TIM CELULAR S.A.
Subsidiaries continuing operations	Merged into TIM S.A.
Business Unit	Brazil
Merger Month	2018-10